Debt - Maturity of total debt (Details)	Dec. 31, 2019 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2021	$ 1,721,132
2022	4,053
2024	2,500,000
2025	255,750,000
Thereafter	143,500,000
Total debt maturity	$ 403,475,185